LOANS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 652,052		$ 606,766		$ 567,159
Allowance for possible loan losses	(7,934)		(8,595)		(8,809)	(9,200)
Net loans	644,118		598,171
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	99,788		94,702
Non Farm, Non Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	163,461		176,213
Construction and Development Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	50,424		29,938
Commercial loans secured by real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	27,937		26,940
Other Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	41,185		26,582
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	382,795		354,375		335,925
Allowance for possible loan losses	(6,719)		(7,359)		(7,528)	(6,895)
Consumer loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	9,536		10,957
Single Family Residential Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	229,559	[1]	213,763	[1]
Other Retail Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	30,162		27,671
Residential and Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 269,257		$ 252,391

[1]	Single-family residential loans includes first mortgages, closed-end second mortgages, residential construction loans, and home equity lines of credit (HELOC's).